Exchangeable note liabilities (Details)		1 Months Ended
	Dec. 08, 2016 CNY (¥) Vote shares	Sep. 30, 2019 shares	Dec. 08, 2016 USD ($) $ / shares	Dec. 08, 2016 CNY (¥)
Series B Preferred Shares
Exchange feature
Preferred stock, Dividend rate	8.00%
Number of Votes Per Preferred Share Upon Conversion To Ordinary Share | Vote	1
Par value of shares | $ / shares			$ 1
Preferred stock, redemption price, percentage to issuance price	100.00%
Percentage of redemption amount accruing from issuance of note till redemption	10.00%
Liquidation preferences as a percent of issuance price	100.00%
Percentage of Liquidation preference amount accruing from issuance of note till redemption	10.00%
Other reserve
Exchange feature
Reduction in other reserves	¥ 51,311,000
Exchangeable note liabilities
Exchange feature
Face amount of debt			$ 13,921,517	¥ 97,227,875
Number of Series B Preferred Shares issuable upon occurrence of exchange | shares	5,976,960	5,976,960
Ordinary shares that will be cancelled upon occurrence of exchange | shares	5,976,960
Fair value of the Exchangeable note				90,513,000
Excess of fair value of Series B Preferred Shares over fair value of the ordinary shares to be cancelled upon exchange				¥ 39,202,000
Exchangeable note liabilities | Series B Preferred Shares
Exchange feature
Exchange price | $ / shares			$ 2.3292